Convertible Preferred Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Convertible Preferred Stock
Convertible Preferred Stock

Note 4 - Convertible Preferred Stock and Subsequent Events

On December 23, 2020, the Company’s board authorized the establishment and designation of 9,000 shares of 8% convertible preferred stock (“Series A Preferred Stock”) at $0.01 par value. Additionally, the Company’s board reserved 4,150,000 shares of common stock issuable upon the conversion of the shares of Series A Preferred Stock. On December 23, 2020, the Company entered into a securities purchase agreement with an investor to issue 2,000 shares of Series A Preferred Stock for $2,000,000 (“First Tranche”).

Voting – Series A Preferred Stock shall have no voting rights, however, without the affirmative vote of the majority of the outstanding shares of Series A Preferred Stock, the Company cannot (a) alter or change adversely the powers, preferences or rights given to the Series A Preferred Stock, (b) authorize or create any class of stock ranking in priority to as to dividends, redemption or distribution of assets upon a liquidation, (c) amend its articles of incorporation or other charter documents in any manner that adversely affects any rights of the holders, (d) increase the number of authorized shares of Series A Preferred Stock, or (e) enter into any agreement with respect to any of the above.

Dividends – Holders of each share of Series A Preferred Stock shall be entitled to receive cumulative dividends at the rate per share (as a percentage of the stated value per share) of 8% per annum, payable quarterly on January 1, April 1, July 1 and October 1, beginning on the first such date after the issuance of such share of Series A Preferred Stock and on each conversion date in cash, or at the Company’s option, in duly authorized, validly issued, fully paid and non-assessable shares of common stock, or a combination thereof.

Liquidation – Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, Series A Preferred Stock holders shall be entitled to receive out of the assets an amount equal to the Stated Value of $1,000 per share, plus any accrued and unpaid dividends thereon and any other fees or liquidated damages then due (the preferred liquidation preference), for each share of Series A Preferred Stock before any distribution or payment shall be made to the holders of any Junior Securities.

Conversion – Each share of Series A Preferred Stock shall be convertible, at any time and from time to time from and after the original issue date at the option of the holder, into that number of shares of common stock determined by dividing the stated value of such share of Series A Preferred Stock by the conversion price, $2.1693 per share. The conversion price would be reduced if the Company issues common stock at a price lower than the conversion price, or issues an instrument granting the holder rights to purchase common stock at a price lower than the conversion price. Upon the closing of the Going Public Transaction all outstanding shares of Series A Preferred Stock shall automatically be converted into that number of shares of common stock, subject to a beneficial ownership limitation of 9.99%, determined by dividing the stated value of such share of Series A Preferred Stock by the conversion price.

Second Tranche – Immediately prior to completing the Going Public Transaction, the Company shall sell to the current Series A Preferred Stock shareholder not less than $5,000,000 of preferred stock.

Commitment Fee –Immediately following the Second Tranche, the Company shall issue preferred stock equal to the greater of either 15% of the aggregate of the First and Second Tranche or 3% of the Company’s issued and outstanding capital.

Redemption – The Company shall redeem all of the outstanding shares of Series A Preferred Stock if the Company has not completed the Going Public Transaction by December 23, 2021. The Company would be required to redeem at the aggregate stated value, plus accrued but unpaid dividends, all liquidated damages. Interest shall accrue at the lesser of 12% per annum or the maximum rate permitted by applicable law until the amount is paid in full. The Company accretes the carrying value of the Series A Preferred Stock to the full redemption value ratably until December 23, 2021.

On June 15, 2021, the Company entered into the first amendment to the securities purchase agreement, which amended the following terms:

Second Tranche – Amended to provide that immediately prior to completing the Going Public Transaction, the Company shall sell to the current Series A Preferred Stock shareholder Series B Preferred Stock for $6,000,000.

Commitment Fee – Amended to provide that immediately following the Second Tranche, the Company shall issue Series A-1 Preferred Stock equal to 3% of the issued and outstanding capital.

On July 23, 2021, the Company entered into the second amendment to the securities purchase agreement, which amended the following terms:

Second Tranche – Amended to provide that immediately prior to completing the Going Public Transaction, the Company shall sell to the current Series A Preferred Stock shareholder 2,765,824 shares of Series B Preferred Stock for $6,000,000.

On July 26, 2021, the Company’s board authorized the establishment and designation of 525,016 shares of Series A-1 Convertible Preferred Stock (“Series A-1 Preferred Stock”) at $0.01 par value.

Terms of the Series A-1 Preferred Stock are as follows:

Voting – Series A-1 Preferred Stock shall have no voting rights, however, without the affirmative vote of the majority of the outstanding shares of Series A-1 Preferred Stock, the Company cannot (a) alter or change adversely the powers, preferences or rights given to the Series A-1 Preferred Stock, (b) authorize or create any class of stock ranking in priority to as to dividends, redemption or distribution of assets upon a liquidation, (c) amend its articles of incorporation or other charter documents in any manner that adversely affects any rights of the holders, (d) increase the number of authorized shares of Series A-1 Preferred Stock, or (e) enter into any agreement with respect to any of the above.

Liquidation – Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, Series A-1 Preferred Stock holders shall be entitled to receive out of the assets an amount equal to the Stated Value of $2.1693 per share, plus any accrued and unpaid dividends thereon and any other fees or liquidated damages then due (the preferred liquidation preference), for each share of Series A-1 Preferred Stock before any distribution or payment shall be made to the holders of any Junior Securities.

Conversion – Each share of Series A-1 Preferred Stock shall be convertible, at any time and from time to time from and after the original issue date at the option of the holder, into that number of shares of common stock determined by dividing the stated value of such share of Series A-1 Preferred Stock by the conversion price, $2.1693 per share. The conversion price would be reduced if the Company issues common stock at a price lower than the conversion price, or issues an instrument granting the holder rights to purchase common stock at a price lower than the conversion price. Upon the closing of the Going Public Transaction all outstanding shares of Series A-1 Preferred Stock shall automatically be converted into that number of shares of common stock, subject to a beneficial ownership limitation of 9.99%, determined by dividing the stated value of such share of Series A-1 Preferred Stock by the conversion price.

Redemption – The Company shall redeem all of the outstanding shares of Series A-1 Preferred Stock if the Company has not completed the Going Public Transaction by July 26, 2022. The Company would be required to redeem at the aggregate stated value, plus accrued but unpaid dividends, all liquidated damages. Interest shall accrue at the lesser of 12% per annum or the maximum rate permitted by applicable law until the amount is paid in full.

On July 26, 2021, the Company’s board authorized the establishment and designation of 2,765,824 shares of Series B Convertible Preferred Stock (“Series B Preferred Stock”) at $0.01 par value.

Terms of the Series B Preferred Stock are as follows:

Voting – Series B Preferred Stock shall have no voting rights, however, without the affirmative vote of the majority of the outstanding shares of Series B Preferred Stock, the Company cannot (a) alter or change adversely the powers, preferences or rights given to the Series B Preferred Stock, (b) authorize or create any class of stock ranking in priority to as to dividends, redemption or distribution of assets upon a liquidation, (c) amend its articles of incorporation or other charter documents in any manner that adversely affects any rights of the holders, (d) increase the number of authorized shares of Series B Preferred Stock, or (e) enter into any agreement with respect to any of the above.

Dividends – Holders of each share of Series B Preferred Stock shall be entitled to receive cumulative dividends at the rate per share (as a percentage of the stated value per share) of 8% per annum, payable quarterly on January 1, April 1, July 1 and October 1, beginning on the first such date after the issuance of such share of Series B Preferred Stock and on each conversion date in cash, or at the Company’s option, in duly authorized, validly issued, fully paid and non-assessable shares of common stock, or a combination thereof.

Liquidation – Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, Series B Preferred Stock holders shall be entitled to receive out of the assets an amount equal to the Stated Value of $2.1693 per share, plus any accrued and unpaid dividends thereon and any other fees or liquidated damages then due (the preferred liquidation preference), for each share of Series B Preferred Stock before any distribution or payment shall be made to the holders of any Junior Securities.

Conversion – Each share of Series B Preferred Stock shall be convertible, at any time and from time to time from and after the original issue date at the option of the holder, into that number of shares of common stock determined by dividing the stated value of such share of Series B Preferred Stock by the conversion price, $2.1693 per share. The conversion price would be reduced if the Company issues common stock at a price lower than the conversion price, or issues an instrument granting the holder rights to purchase common stock at a price lower than the conversion price. Upon the closing of the Going Public Transaction all outstanding shares of Series B Preferred Stock shall automatically be converted into that number of shares of common stock, subject to a beneficial ownership limitation of 9.99%, determined by dividing the stated value of such share of Series B Preferred Stock by the conversion price.

Redemption – The Company shall redeem all of the outstanding shares of Series B Preferred Stock if the Company has not completed the Going Public Transaction by July 26, 2022. The Company would be required to redeem at the aggregate stated value, plus accrued but unpaid dividends, all liquidated damages. Interest shall accrue at the lesser of 12% per annum or the maximum rate permitted by applicable law until the amount is paid in full.

Note 6- Convertible Preferred Stock

During December 2020, the Company's board authorized the establishment and designation of 9,000 shares of 8% convertible preferred stock (Preferred Stock) at $0.01 par value. Additionally, the Company's board reserved 4,150,000 shares of common stock issuable upon the conversion of the shares of Preferred Stock. On
December 23, 2020, the Company entered into a securities purchase agreement with an investor to issue 2,000 shares of Preferred Stock for $2,000,000.

Terms of the Preferred Stock are as follows:

Voting – Preferred Stock shall have no voting rights, however, without the affirmative vote of the majority of the outstanding shares Preferred Stock, the Company cannot (a) alter or change adversely the powers, preferences or rights given to the Preferred Stock, (b) authorize or create any class of stock ranking as to dividends, redemption or distribution of assets upon a liquidation, (c) amend its articles of incorporation or other charter documents in any manner that adversely affects any rights of the holders, (d) increase the number of authorized shares of Preferred Stock, or (e) enter into any agreement with respect to any of the above.

Dividends – Holders of each share of Preferred Stock shall be entitled to receive cumulative dividends at the rate per share (as a percentage of the stated value per share) of 8% per annum, payable quarterly on January 1, April 1, July 1 and October 1, beginning on the first such date after the issuance of such share of Preferred Stock and on each conversion date in cash, or at the Company's option, in duly authorized, validly issued, fully paid and non-assessable shares of common stock, or a combination thereof.

Liquidation – Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, Preferred Stock holders shall be entitled to receive out of the assets an amount equal to the Stated Value of $1,000 per share, plus any accrued and unpaid dividends thereon and any other fees or liquidated damages then due (the preferred liquidation preference), for each share of Preferred Stock before any distribution or payment shall be made to the holders of any Junior Securities.

Conversion – Each share of Preferred Stock shall be convertible, at any time and from time to time from and after the original issue date at the option of the holder, into that number of shares of common stock determined by dividing the stated value of such share of Preferred Stock by the conversion price, $21,693 per share. The conversion price would be reduced if the Company issues common stock at a price lower than the conversion price, or issues an instrument granting the holder rights to purchase common stock at a price lower than the conversion price. Upon the closing of the Going Public Transaction all outstanding shares of Preferred Stock shall automatically be converted into that number of shares of common stock determined by dividing the stated value of such share of Preferred Stock by the conversion price.

Second Tranche – Immediately prior to completing the Going Public Transaction, the Company shall sell to the current Preferred Stock shareholder not less than $5,000,000 of Preferred Stock.

Redemption – The Company shall redeem all of the outstanding shares of Preferred Stock if the Company has not completed the Going Public Transaction by December 23, 2021. The Company would be required to redeem at the aggregate stated value, plus accrued but unpaid dividends, all liquidated damages. Interest shall accrue at the lesser of 12% per annum or the maximum rate permitted by applicable law until the amount is paid in full. The Company accretes the carrying value of the Preferred Stock to the full redemption value ratably until December 23, 2021.